Intangible Assets - Amortization Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Favorable lease terms	$ (292)	$ (291)	$ (583)	$ (583)
Total	$ (292)	$ (291)	$ (583)	$ (583)